SCHEDULE OF SHARE CAPITAL (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	36,363,636,364	22,727,272
Number of shares issued and outstanding	10,185,909
Preference shares [member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	200,000,000,000
Number of shares issued and outstanding
Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorized	25,000	25,000
Number of shares issued and outstanding	25,000	25,000